3. Globe Photos Asset Purchase Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Globe Photos Asset Purchase Agreement

3.	GLOBE PHOTOS ASSET PURCHASE AGREEMENT

On July 22, 2015, the Company entered into an Asset Purchase Agreement with Globe Photos, Inc. (“Globe”), a New York corporation, to purchase of substantially all of the assets of Globe, which principally comprises of photographer contracts granting the Company the right to exploit copyrights, digital and tangible photographs, and related copyrights and trademarks, of Globe Photos ( Globe Photos Assets) for total purchase price of $400,000 payable in $250,000 cash and $150,000 payable in the common stock of the Company.

Per the agreement, $180,000 in cash was held in reserve by the Company against Globe’s full performance and compliance with all terms of the agreement. This amount is to be released to Globe at the rate of $10,000 per month beginning August 22, 2015. As of December 31, 2018, and 2017, the total reserve payable to Globe Photos, Inc. is $10,000.

The Agreement called for the Common stock to be transferred to Globe sixty (60) days after closing subject to satisfaction of successful termination of certain subagent agreements by Globe. Globe retained these certain subagent agreements but was not able to successfully terminate these agreements. As such, the amount payable in common stock of the Company was reduced by $30,000, thereby reducing the total purchase price of the assets acquired from $400,000 to $370,000. Under the terms of the Agreement the Company issued 8,824 shares (post-split) of its common stock based on the closing price of the Company’s common shares as traded on the OTC market on the measurement date July 22, 2015 of $0.34 per share for a total of $120,000.

The Company evaluated the Asset Purchase Agreement in accordance with ASC 805 – Business Combinations which notes the threshold requirements of a business combination that includes the expanded definition of a “business” and defines elements that are to be present to be determined whether an acquisition of a business occurred. No “activities” of Globe were acquired. Instead, the Company obtained control of a set of inputs (the acquired assets). Thus, the Company determined agreement is an acquisition of assets, not an acquisition of a business in accordance with ASC 805. The total purchase price of $370,000 in connection with the assets acquired is included in archival images, and property and equipment, net, in the consolidated balance sheets.

As a form of liquidity protection, Globe shall have limited put Warrants in connection with the common stock beginning eighteen (18) months after the closing date, whereas the Company shall have up to fifteen (15) successive monthly Warrants , with no less than thirty (30) days’ notice for each, which requires the Company to repurchase from Globe up to 1/15th of the shares of common stock in Globe’s possession that were granted in connection with the agreement, at a price per share equity to the market price per share ($0.34) on the effective date of the original share transfer to Globe. The exercise of any put option is not conditioned upon exercise of any prior put option. Beginning in January 2017, Globe exercised its option and elected to sell 1/15th of the shares of common stock for $8,000 per month. As of December 31, 2018, the Company has repurchased 8,824 shares from Globe for cash payments of $120,000.

3.	GLOBE PHOTOS ASSET PURCHASE AGREEMENT

On July 22, 2015, the Company entered into an Asset Purchase Agreement with Globe Photos, Inc. (“Globe”), a New York corporation, to purchase of substantially all of the assets of Globe, which principally comprises of photographer contracts granting the Company the right to exploit copyrights, digital and tangible photographs, and related copyrights and trademarks, of Globe Photos ( Globe Photos Assets) for total purchase price of $400,000 payable in $250,000 cash and $150,000 payable in the common stock of the Company.

Per the agreement, $180,000 in cash was held in reserve by the Company against Globe’s full performance and compliance with all terms of the agreement. This amount is to be released to Globe at the rate of $10,000 per month beginning August 22, 2015. As of December 31, 2018, and 2017, the total reserve payable to Globe Photos, Inc. is $10,000.

The Agreement called for the Common stock to be transferred to Globe sixty (60) days after closing subject to satisfaction of successful termination of certain subagent agreements by Globe. Globe retained these certain subagent agreements but was not able to successfully terminate these agreements. As such, the amount payable in common stock of the Company was reduced by $30,000, thereby reducing the total purchase price of the assets acquired from $400,000 to $370,000. Under the terms of the Agreement the Company issued 8,798 shares (post-split) of its common stock based on the closing price of the Company’s common shares as traded on the OTC market on the measurement date July 22, 2015 of $13.60 per share for a total of $120,000.

The Company evaluated the Asset Purchase Agreement in accordance with ASC 805 – Business Combinations which notes the threshold requirements of a business combination that includes the expanded definition of a “business” and defines elements that are to be present to be determined whether an acquisition of a business occurred. No “activities” of Globe were acquired. Instead, the Company obtained control of a set of inputs (the acquired assets). Thus, the Company determined agreement is an acquisition of assets, not an acquisition of a business in accordance with ASC 805. The total purchase price of $370,000 in connection with the assets acquired is included in archival images, and property and equipment, net, in the consolidated balance sheets.

As a form of liquidity protection, Globe shall have limited put Warrants in connection with the common stock beginning eighteen (18) months after the closing date, whereas the Company shall have up to fifteen (15) successive monthly Warrants , with no less than thirty (30) days’ notice for each, which requires the Company to repurchase from Globe up to 1/15th of the shares of common stock in Globe’s possession that were granted in connection with the agreement, at a price per share equity to the market price per share ($13.60) on the effective date of the original share transfer to Globe. The exercise of any put option is not conditioned upon exercise of any prior put option. Beginning in January 2017, Globe exercised its option and elected to sell 1/15th of the shares of common stock for $8,000 per month. As of December 31, 2018, the Company has repurchased 8,798 shares from Globe for cash payments of $120,000.